STOCKHOLDERS’ EQUITY (Details Narrative)																																																												4 Months Ended	12 Months Ended
		Dec. 28, 2023 shares	Dec. 26, 2023 USD ($) shares	Dec. 22, 2023 USD ($)	Dec. 22, 2023 shares	Dec. 21, 2023 USD ($)	Dec. 20, 2023 shares	Dec. 11, 2023 USD ($) shares	Dec. 07, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 23, 2023 USD ($)	Nov. 08, 2023 USD ($) shares	Oct. 11, 2023 USD ($) shares	Oct. 02, 2023	Sep. 27, 2023 USD ($) shares	Sep. 06, 2023 shares	Aug. 29, 2023 USD ($)	Aug. 07, 2023 USD ($) shares	Aug. 07, 2023 shares	Jul. 27, 2023 USD ($) shares	Jul. 23, 2023 USD ($)	Jul. 06, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 21, 2023 USD ($) shares	Jun. 15, 2023 USD ($)	Jun. 14, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Mar. 29, 2023 USD ($) shares	Mar. 18, 2023 shares	Mar. 13, 2023 shares	Feb. 13, 2023 shares	Jan. 20, 2023 shares	Nov. 16, 2022 shares	Oct. 26, 2022 USD ($) shares	Oct. 11, 2022 USD ($) shares	Sep. 06, 2022 USD ($)	Aug. 29, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Aug. 03, 2022 shares	Jul. 11, 2022 USD ($) shares	Jun. 27, 2022 USD ($)	Jun. 26, 2022 USD ($) shares	Jun. 13, 2022 USD ($) shares	May 18, 2022 USD ($) shares	May 02, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 24, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 ILS (₪) shares	Jan. 09, 2022 USD ($)	Nov. 03, 2021 shares	Oct. 01, 2021 shares	Jun. 15, 2021 USD ($) shares	May 13, 2021 shares	Oct. 10, 2018 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Mar. 31, 2023
Stock Issued During Period, Shares, New Issues | shares																																								429	228,572									1,286								155,845		691,000
Stock Issued During Period, Value, New Issues																																								$ 8,610										$ 38,790													$ 4,103,330	[1]
Share-Based Payment Arrangement, Expense																																																													$ 540,805
[custom:IncreaseInMonthlyConsultancyFee]																																								5,000
Share-Based Payment Arrangement, Noncash Expense																																																													23,700		84,171
Stock Issued During Period, Shares, Issued for Services | shares							301,284
Stock Issued During Period, Value, Issued for Services						$ 540,805																																																							$ 2,923,841	[1]	$ 917,070	[1]
Sale of Stock, Number of Shares Issued in Transaction | shares																																									228,572
Shares Issued, Price Per Share | $ / shares																																									$ 21.00																			$ 2.00	$ 2.00		$ 5.28
Proceeds from Stock Plans																																									$ 4,800,000
Payments of Stock Issuance Costs																																									696,670
[custom:ProceedsFromOverAllotmentOption]																																									$ 4,103,330
[custom:StockholdersEquityDescription]																																									The Company granted the underwriter a 45-day option to purchase up to 34,286 additional shares of common stock of the Company to cover over-allotments at the public offering price, less the underwriting discounts and commissions. In addition, the Company issued to the underwriter as compensation, a warrant to purchase up to 11,429 shares of common stock (5% of the aggregate number of shares of common stock sold in this offering). The underwriter’s warrant is exercisable at $26.25 per share, representing 125% of the public offering price per share in this offering
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	[1]																																																												$ 23,700		$ 84,171
General and Administrative Expense																																																													5,575,843		4,716,909
Prepaid Expense, Current																																																												$ 719,389	719,389		223,238
Research and Development Expense																																																													1,938,234		$ 770,826
Maximum [Member]
Research and Development Expense																	$ 1,200,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																												2,143						3,572																													228,572
Stock Issued During Period, Value, New Issues	[1]																																																														$ 23
Share-Based Payment Arrangement, Expense																																																													$ 47,680
Stock Issued During Period, Shares, Issued for Services | shares																																																													990,092		29,747
Stock Issued During Period, Value, Issued for Services	[1]																																																												$ 99		$ 3
Payments of Stock Issuance Costs																																																															696,670
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	[1]
Consulting Agreement [Member]
[custom:ConsultantFees]											$ 4,500
Stock Issued During Period, Shares, New Issues | shares																																														858						1,286	1,286		1,286
Stock Issued During Period, Value, New Issues			$ 38,500																																											$ 19,125
Share-Based Payment Arrangement, Expense																																																													9,639
Monthly consultancy fee																																																				$ 1,600	₪ 5,000	$ 4,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																																				options to purchase	options to purchase
Stock Issued During Period, Value, Stock Options Exercised																																																				$ 6,015
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																																				$ 90,665
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																										32,143
Share-Based Payment Arrangement, Noncash Expense																																											$ 16,852
Stock Issued During Period, Shares, Issued for Services | shares																															142,860												858				1,286
Stock Issued During Period, Value, Issued for Services											$ 10,000																													21,525			$ 17,220				$ 39,420
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares																											35,715
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																													24,137
Stock Issued During Period, Value, Restricted Stock Award, Gross																								$ 11,250
Cash								$ 10,000																$ 11,250
Consulting Agreement [Member] | EU Agritech Investment Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares																														21,009
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																															100,000
Employee Benefits and Share-Based Compensation																																																													100,000
Consulting Agreement [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																								25,715
Consulting Agreement [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																								35,715
Stock Issued During Period, Value, New Issues																								$ 170,000
Share-Based Payment Arrangement, Expense																																																													50,534
Consulting Agreement [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																								32,143
Stock Issued During Period, Value, New Issues																								$ 147,150
Share-Based Payment Arrangement, Expense																																																													32,234
Consulting Agreement [Member] | Six Months Anniversary [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																											8,572
Consulting Agreement [Member] | Six Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																											11,905
Consulting Agreement [Member] | Six Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																										10,715
Consulting Agreement [Member] | 9 Months Anniversary [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																											8,572
Consulting Agreement [Member] | 9 Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																											11,905
Consulting Agreement [Member] | 9 Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																										10,714
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Eighteen Months [Member]
Stock Issued During Period, Shares, New Issues | shares																											8,571
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																											11,905
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																										10,714
Consulting Agreement [Member] | Three Months [Member]
Stock Issued During Period, Value, New Issues																									$ 75,000
[custom:CashFee]																									$ 5,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																							16,485
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																							$ 75,000
Investor Relations Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares																																													1,715
Stock Issued During Period, Value, New Issues																																													$ 39,480
Monthly consultancy fee																																													$ 3,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																													5,715				8,574
Investor Relations Agreement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																													5,716
Securities Exchange Agreement [Member] | Plantify Foods Inc [Member]
Stock Issued During Period, Shares, New Issues | shares																													166,340
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardPercentageOfStockIssued-0]																																																																	19.99%
Consulting Agreements [Member] | 18 Months [Member]
Stock Issued During Period, Value, New Issues																								122,400
Share-Based Payment Arrangement, Expense																																																													47,600
Retainer Legal Services Agreement [Member]
Share-Based Payment Arrangement, Expense																																																													26,745
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																													$ 66,862
Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares									691,000	20,000
Stock Issued During Period, Value, New Issues				$ 20,000,000
Proceeds from Sale of Intangible Assets									$ 3,499,388
General and Administrative Expense									$ 358,801
Standby Equity Purchase Agreement [Member] | Minimum [Member]
Long-Term Purchase Commitment, Amount				3,000,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Long-Term Purchase Commitment, Amount				20,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares															26,224
Stock Issued During Period, Value, New Issues															$ 122,988						$ 3,500,000
Sale of Stock, Number of Shares Issued in Transaction | shares													1,000,000
[custom:PurchaseAgreementPercentage]																					94.00%
Debt Instrument, Convertible, Threshold Trading Days																					5
[custom:AdvanceNotice]																					$ 200,000
[custom:AdvanceOrAcquiringPaymentDescription]																					The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of common stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of common stock as of the date of the SEPA I (the “Exchange Cap”).
[custom:AdvancesDiscountPercentage]																																																													3.00%
[custom:PurchaseAgreementDescription]														(on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding common stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of common stock as of the date of the SEPA I without being subject to the Exchange Cap),
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Minimum [Member]
Long-Term Purchase Commitment, Amount																					$ 700,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Maximum [Member]
Long-Term Purchase Commitment, Amount																					$ 3,500,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																																18,333	10,000
Stock Issued During Period, Value, New Issues				$ 20,000,000
Purchase Agreement [Member] | YA II PN, Ltd [Member]
Sale of Stock, Consideration Received on Transaction													$ 700,000
Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares																				223,008
Research and Development Expense																				$ 997,024
Consultant [Member]
Stock Issued During Period, Shares, New Issues | shares																																						1,442
Share-Based Payment Arrangement, Noncash Expense																																						$ 19,125
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																																								100,000
[custom:AdditionalOneTimeBonus]																																								$ 7,500
[custom:AdditionalOneTimeBonusShares] | shares																																								1,072
Consultant [Member] | Consulting Agreement [Member]
[custom:ConsultantFees]																																																									$ 3,500
Number of shares issuable | shares																																																86									29
Stock Issued During Period, Shares, New Issues | shares																																				7,143												3,572							100	1,286
Stock Issued During Period, Value, New Issues																																					$ 99,500											$ 4,926
Share-Based Payment Arrangement, Expense																		$ 532,991																																									$ 33,000				136,000
Stock Issued During Period, Value, Stock Options Exercised						$ 111,553						$ 1,286
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																											25,715								10,001
Share-Based Payment Arrangement, Noncash Expense																																																													$ 271,886
Stock Issued During Period, Shares, Issued for Services | shares							111,553																														7,143
Stock Issued During Period, Value, Issued for Services																																					$ 1,286
Consultant [Member] | Consulting Agreement [Member] | First Quarter 2023 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																			3,572
Consultant [Member] | Consulting Agreement [Member] | Each Quarter 2023 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																			2,143
Consultant [Member] | Consulting Agreement [Member] | Six Installments [Member]
Stock Issued During Period, Shares, New Issues | shares																																																								1,786
Consultant [Member] | Investor Relations Agreement [Member]
[custom:ConsultantFees]																																																			$ 11,000
Stock Issued During Period, Shares, New Issues | shares																																																	1,715		2,000
Stock Issued During Period, Value, New Issues																																																	$ 66,000		$ 103,600
Monthly consultancy fee																																																	$ 15,000
Share-Based Payment Arrangement, Noncash Expense																																																													84,015		19,585
[custom:CashPayment]																																												$ 5,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																	8,572
Consultant [Member] | Service Agreement [Member]
[custom:ConsultantFees]																																							$ 275,000
Stock Issued During Period, Value, New Issues																																							141,750
Share-Based Payment Arrangement, Noncash Expense																																							$ 100,697
Stock Issued During Period, Value, Issued for Services																																																													195,355		$ 79,645
Board of Directors Chairman [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																															$ 1,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																															7,143
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																																								$ 25,000
Board of Directors Chairman [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares												20,000
Stock Issued During Period, Value, Restricted Stock Award, Gross												$ 44,002
Two Consultant [Member]
Stock Issued During Period, Shares, Issued for Services | shares					100,000																																715					21,428
Two Consultant [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Issued for Services | shares																		21,428	1,430
Stock Issued During Period, Value, Issued for Services																																																													59,695
MrJoachim Fuchs [Member] | Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense																																																													678,000
Stock Issued During Period, Value, Issued for Services																															$ 678,000
Legal Advisors [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares			12,500					12,500														4,945
Stock Issued During Period, Value, Issued for Services								$ 25,000																22,500
Stock Issued During Period, Value, Restricted Stock Award, Gross																								$ 22,500
Legal Advisors [Member] | Retainer Legal Services Agreement [Member]
Stock Issued During Period, Shares, Issued for Services | shares																6,123
Investor [Member] | Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		110,554
[custom:StructuringFee]																																																													10,000
Prepaid Expense, Current																																																												$ 254,274	254,274
Third Party [Member] | Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense																																																													$ 4,176
Stock Issued During Period, Shares, Issued for Services | shares									1,755

[1]	Adjusted to reflect